Capital Stock (Details 4)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share	Dec. 31, 2016 CAD ($) Share
Warrants
Balance, beginning of period | Share	900,000	941,969	59,775
Granted | Share	0	0	900,000
Exercised | Share	0	(41,969)	(17,806)
Balance, end of period | Share	900,000	900,000	941,969
Warrants exercisable, end of period | Share	900,000	900,000	941,969
Weighted average exercise price
Balance, beginning of period | $	$ 6.50	$ 6.31	$ 2.20
Granted | $	0.00	0.00	6.50
Exercised | $	(0.00)	(2.20)	(2.20)
Balance, end of period | $	6.50	6.50	6.31
Warrants exercisable, end of period | $	$ 6.50	$ 6.50	$ 6.31